Leases (Details) - Schedule of lease related assets and liabilities - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Assets
Operating lease assets			$ 55,079
Total lease assets			55,079
Current liabilities
Operating lease liability			55,079
Noncurrent liabilities
Operating lease liability			55,079
Total lease liability			$ 55,079